INCOME TAXES - SCHEDULE OF INCOME TAX CONTINGENCIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2016
Reconciliation of beginning and ending amount of unrecognized tax benefits, excluding interest
Balance at beginning of the period	$ 10,935	$ 11,215	$ 16,788
Additions based on tax positions related to the current year	2,903	201	1,188
Additions for tax positions of prior years	12,846	490	665
Reductions for tax positions of prior years	(902)	(60)	(12)
Settlements			(4,724)
Expiration of applicable statute of limitations	(874)	(911)	(2,690)
Balance at end of the period	24,908	10,935	$ 11,215
Income Tax Contingency
Interest on income taxes accrued	1,300	1,200		$ 1,300
Income tax penalties accrued	1,800	2,400		1,800
Unrecognized tax benefits including interest accrued	26,200	12,100		25,900
Tax positions for which the ultimate deductibility is highly certain but timing is uncertain	25,800	11,800		25,500
Change in unrecognized tax benefits unrelated to Federal income taxes statute of limitations expiring within twelve months of current reporting period	1,400			1,600
IAC
Income Tax Contingency
Unrecognized tax benefits including interest accrued	$ 16,400	$ 700		$ 16,400